Taxes - Significant components of deferred tax assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ (7,000,579)	$ (6,534,073)
United States
Operating Loss Carryforwards [Line Items]
Deferred tax assets	6,947,218	6,480,712
Canada
Operating Loss Carryforwards [Line Items]
Deferred tax assets	$ 53,361	$ 53,361